Commitments and Contingent Liabilities - Future Minimum Rental Payments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 244
2018	218
2019	222
2020	228
2021	$ 163